TAXES - Additional Information (DWAC) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal statutory income tax rate	21.00%
Digital World Acquisition Corp. [Member]
Change in valuation allowance	$ 8,088,176	$ 4,695,494
Federal statutory income tax rate	21.00%	21.00%
Digital World Acquisition Corp. [Member] | Domestic And State Authority [Member]
Operating loss carry forwards	$ 0	$ 0